Commitments and Contingencies - Commitments (Details) $ in Millions, $ in Millions		12 Months Ended
	Jul. 30, 2015 USD ($)	Dec. 31, 2018 CAD ($) legal_dispute	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 17, 2018
Disclosure of Commitments [Line Items]
Coal supply and mining agreements		$ 488.0
Long-term service agreements		241.0
Non-cancellable operating leases		80.0
Growth		547.0
TransAlta Energy Transition Bill	$ 55	31.0
Total		1,655.0
Minimum operating lease payments recognised as expense		8.0	$ 7.0	$ 9.0
Sublease payments received (amounts less than)		$ 1.0	$ 1.0	$ 1.0
Commitment period for Energy Bill initiatives	9 years
Funded portion of Energy Bill commitment					$ 33
Number Of legal disputes | legal_dispute		2
Litigation settlement, amount awarded from other party		$ 157.0
Mining assets		56.0
Natural gas, transportation and other purchase contracts
Disclosure of Commitments [Line Items]
Purchase obligations		236.0
Transmission
Disclosure of Commitments [Line Items]
Purchase obligations		32.0
2018
Disclosure of Commitments [Line Items]
Coal supply and mining agreements		158.0
Long-term service agreements		64.0
Non-cancellable operating leases		8.0
Growth		324.0
TransAlta Energy Transition Bill		6.0
Total		597.0
2018 | Natural gas, transportation and other purchase contracts
Disclosure of Commitments [Line Items]
Purchase obligations		28.0
2018 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations		9.0
2019
Disclosure of Commitments [Line Items]
Coal supply and mining agreements		160.0
Long-term service agreements		86.0
Non-cancellable operating leases		8.0
Growth		79.0
TransAlta Energy Transition Bill		7.0
Total		365.0
2019 | Natural gas, transportation and other purchase contracts
Disclosure of Commitments [Line Items]
Purchase obligations		15.0
2019 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations		10.0
2020
Disclosure of Commitments [Line Items]
Coal supply and mining agreements		27.0
Long-term service agreements		32.0
Non-cancellable operating leases		8.0
Growth		144.0
TransAlta Energy Transition Bill		6.0
Total		236.0
2020 | Natural gas, transportation and other purchase contracts
Disclosure of Commitments [Line Items]
Purchase obligations		13.0
2020 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations		6.0
2021
Disclosure of Commitments [Line Items]
Coal supply and mining agreements		24.0
Long-term service agreements		17.0
Non-cancellable operating leases		7.0
Growth		0.0
TransAlta Energy Transition Bill		6.0
Total		69.0
2021 | Natural gas, transportation and other purchase contracts
Disclosure of Commitments [Line Items]
Purchase obligations		11.0
2021 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations		4.0
2022
Disclosure of Commitments [Line Items]
Coal supply and mining agreements		24.0
Long-term service agreements		8.0
Non-cancellable operating leases		4.0
Growth		0.0
TransAlta Energy Transition Bill		6.0
Total		57.0
2022 | Natural gas, transportation and other purchase contracts
Disclosure of Commitments [Line Items]
Purchase obligations		12.0
2022 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations		3.0
2023 and thereafter
Disclosure of Commitments [Line Items]
Coal supply and mining agreements		95.0
Long-term service agreements		34.0
Non-cancellable operating leases		45.0
Growth		0.0
TransAlta Energy Transition Bill		0.0
Total		331.0
2023 and thereafter | Natural gas, transportation and other purchase contracts
Disclosure of Commitments [Line Items]
Purchase obligations		157.0
2023 and thereafter | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations		0.0
Line loss rule proceeding
Disclosure of Commitments [Line Items]
Estimated financial effect of contingent liabilities		15.0
Provision for line loss rule proceeding		$ 7.5
Tidewater Brazeau River Pipeline | Tidewater
Disclosure of Commitments [Line Items]
Future option to acquire pipeline, ownership percentage						50.00%